INCOME TAX (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
INCOME TAX
Outside China areas	$ (1,094,242)	¥ (7,624,668)		¥ (28,447,953)
China	129,739	904,020		3,064,024
Loss before income tax	$ (964,503)	¥ (6,720,648)	¥ (9,943,437)	¥ (25,383,929)